Property, plant and equipment - Summary of Right of Use Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 8.0
Ending balance	5.3	$ 8.0
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.8	13.2
Depreciation	3.7	3.6
Ending balance	20.5	16.8
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24.8	22.7
Additions	1.0	2.1
Ending balance	25.8	24.8
Transportation | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12.6	10.5
Depreciation	2.2	2.1
Ending balance	14.8	12.6
Transportation | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.3	14.9
Additions		1.4
Ending balance	16.3	16.3
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.0	2.6
Depreciation	1.4	1.4
Ending balance	5.4	4.0
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6.4	5.7
Additions	1.0	0.7
Ending balance	7.4	6.4
Surface | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.2	0.1
Depreciation	0.1	0.1
Ending balance	0.3	0.2
Surface | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.1	2.1
Ending balance	$ 2.1	$ 2.1